Lease Liabilities (Tables)	3 Months Ended
Mar. 31, 2026
Lease Liabilities [Abstract]
Schedule of Expected Undiscounted Contractual Cash Flows of the Lease Liabilities

The expected undiscounted contractual cash flows of the lease liabilities as at March 31, 2026 were as follows:

Remainder 2026	2027	2028	2029	2030	Thereafter	Total
$3,693	$4,790	$4,648	$4,956	$4,721	$33,514	$56,322